Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® International Fund
January 31, 2022
ZNL-NPRT1-0422
1.9881585.104
Common Stocks - 96.6%
	Shares	Value ($)
Australia - 1.8%
BHP Group Ltd.	46,052	1,463,798
Evolution Mining Ltd.	29,770	74,795
Imdex Ltd.	8,204	17,163
Macquarie Group Ltd.	4,126	539,316
National Australia Bank Ltd.	30,845	595,168
TOTAL AUSTRALIA		2,690,240
Austria - 0.4%
Erste Group Bank AG	11,151	521,204
Bailiwick of Jersey - 1.2%
Experian PLC	15,730	657,009
Ferguson PLC	2,665	419,179
Glencore Xstrata PLC	119,975	625,024
Integrated Diagnostics Holdings PLC (a)	38,160	50,045
TOTAL BAILIWICK OF JERSEY		1,751,257
Belgium - 1.1%
Anheuser-Busch InBev SA NV	8,101	510,696
Azelis Group NV	5,900	150,230
KBC Ancora	1,026	49,440
KBC Groep NV	8,196	712,801
UCB SA	2,694	268,067
TOTAL BELGIUM		1,691,234
Bermuda - 0.7%
Credicorp Ltd. (United States)	5,287	757,204
Shangri-La Asia Ltd. (b)	348,533	272,620
TOTAL BERMUDA		1,029,824
Canada - 7.3%
Barrick Gold Corp.	59,934	1,147,736
CAE, Inc. (b)	31,075	784,728
Canadian Pacific Railway Ltd.	26,395	1,888,338
Constellation Software, Inc.	675	1,162,578
Franco-Nevada Corp.	6,989	924,078
McCoy Global, Inc. (b)	50	29
Nutrien Ltd.	15,677	1,094,917
Richelieu Hardware Ltd.	13,542	532,454
Summit Industrial Income REIT	36,013	611,950
Suncor Energy, Inc.	24,922	712,085
The Toronto-Dominion Bank	24,550	1,966,279
TOTAL CANADA		10,825,172
Cayman Islands - 6.5%
Alibaba Group Holding Ltd. sponsored ADR (b)	7,420	933,362
Chlitina Holding Ltd.	4,800	36,507
JD.com, Inc.:
Class A (b)	3,293	124,809
sponsored ADR (b)	25,307	1,894,988
Li Ning Co. Ltd.	35,995	351,239
Meituan Class B (a)(b)	47,175	1,407,435
Tencent Holdings Ltd.	69,163	4,333,910
XP, Inc. Class A (b)	19,553	651,310
TOTAL CAYMAN ISLANDS		9,733,560
China - 3.8%
China Life Insurance Co. Ltd. (H Shares)	431,251	758,096
China Merchants Bank Co. Ltd. (H Shares)	112,086	936,829
Guangzhou Automobile Group Co. Ltd. (H Shares)	485,373	476,774
Haier Smart Home Co. Ltd. (A Shares)	314,457	1,387,773
Industrial & Commercial Bank of China Ltd. (H Shares)	2,215,908	1,342,498
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	7,964	406,686
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	93,541	283,875
TOTAL CHINA		5,592,531
Denmark - 0.6%
A.P. Moller - Maersk A/S Series B	50	179,607
Netcompany Group A/S (a)	669	49,148
ORSTED A/S (a)	1,346	143,410
SimCorp A/S	486	45,315
Spar Nord Bank A/S	2,448	35,203
Vestas Wind Systems A/S	14,450	391,023
TOTAL DENMARK		843,706
Finland - 0.5%
Kone OYJ (B Shares)	3,409	220,781
Musti Group OYJ	1,272	38,016
Sampo Oyj (A Shares)	10,428	517,571
TOTAL FINLAND		776,368
France - 7.3%
Air Liquide SA	3,823	653,960
ALTEN	590	96,233
AXA SA	27,321	865,283
BNP Paribas SA	15,701	1,120,885
Capgemini SA	1,301	292,486
Edenred SA	5,753	247,105
Laurent-Perrier Group SA	330	37,518
Lectra	2,045	87,799
Legrand SA	6,094	620,205
LISI	1,600	50,592
LVMH Moet Hennessy Louis Vuitton SE	2,486	2,041,944
Safran SA	4,680	566,604
Sanofi SA	12,282	1,284,231
Teleperformance	968	364,538
Total SA	28,618	1,627,433
Vetoquinol SA	564	82,822
VINCI SA	4,908	537,949
Vivendi SA	18,152	237,889
TOTAL FRANCE		10,815,476
Germany - 5.3%
Bayer AG	6,469	393,017
CompuGroup Medical AG	459	30,424
CTS Eventim AG (b)	2,614	185,822
Deutsche Borse AG	2,158	383,590
Deutsche Post AG	10,014	602,649
Hannover Reuck SE	2,580	520,495
HeidelbergCement AG	3,505	243,908
Linde PLC	5,344	1,699,499
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,147	363,123
Nexus AG	419	29,703
Rheinmetall AG	2,573	269,007
RWE AG	9,688	408,662
SAP SE	4,121	517,025
Scout24 AG (a)	580	34,652
Siemens AG	7,131	1,132,197
Vonovia SE	19,092	1,087,400
TOTAL GERMANY		7,901,173
Greece - 0.6%
National Bank of Greece SA (b)	222,421	875,414
Hong Kong - 1.8%
AIA Group Ltd.	126,150	1,316,982
China Resources Beer Holdings Co. Ltd.	116,122	866,953
Hong Kong Exchanges and Clearing Ltd.	9,874	563,566
TOTAL HONG KONG		2,747,501
Hungary - 0.7%
Richter Gedeon PLC	39,360	1,037,403
India - 3.9%
Eicher Motors Ltd.	12,520	447,386
Embassy Office Parks (REIT)	10,900	53,981
Housing Development Finance Corp. Ltd.	30,696	1,048,026
Indian Energy Exchange Ltd. (a)	19,239	61,282
Kotak Mahindra Bank Ltd. (b)	8,700	218,202
Larsen & Toubro Ltd.	33,315	859,092
Reliance Industries Ltd.	2,700	87,068
Reliance Industries Ltd. sponsored GDR (a)	8,938	575,015
Shree Cement Ltd.	1,566	512,349
Solar Industries India Ltd.	15,867	495,506
State Bank of India	133,995	976,442
Voltas Ltd.	25,650	409,151
TOTAL INDIA		5,743,500
Indonesia - 1.1%
PT Bank Mandiri (Persero) Tbk	1,820,503	953,959
PT Bank Rakyat Indonesia (Persero) Tbk	549,227	156,329
PT United Tractors Tbk	293,148	473,974
TOTAL INDONESIA		1,584,262
Ireland - 1.2%
Cairn Homes PLC	19,000	26,607
CRH PLC	13,377	671,397
CRH PLC sponsored ADR	13,866	698,985
Irish Residential Properties REIT PLC	14,000	26,362
Ryanair Holdings PLC sponsored ADR (b)	2,875	320,908
TOTAL IRELAND		1,744,259
Israel - 0.1%
Ituran Location & Control Ltd.	2,200	52,932
Maytronics Ltd.	1,744	37,190
Strauss Group Ltd.	1,301	43,073
Tel Aviv Stock Exchange Ltd.	9,900	63,677
TOTAL ISRAEL		196,872
Italy - 1.5%
Assicurazioni Generali SpA	16,850	354,604
Enel SpA	74,332	572,104
Interpump Group SpA	9,003	555,968
Mediobanca SpA	38,819	444,734
Prada SpA	53,500	327,144
TOTAL ITALY		2,254,554
Japan - 13.2%
Ai Holdings Corp.	1,400	21,697
Aoki Super Co. Ltd.	1,272	31,605
Artnature, Inc.	2,588	15,777
Aucnet, Inc.	1,358	17,961
Azbil Corp.	20,246	795,217
Broadleaf Co. Ltd.	12,975	39,604
Central Automotive Products Ltd.	500	10,914
Curves Holdings Co. Ltd.	9,700	59,202
Daiichikosho Co. Ltd.	2,008	56,899
Daikokutenbussan Co. Ltd.	400	15,709
DENSO Corp.	7,405	552,663
Digital Hearts Holdings Co. Ltd.	2,308	34,772
FANUC Corp.	3,646	720,990
Fujitec Co. Ltd.	1,000	23,785
Fujitsu Ltd.	2,070	273,651
Funai Soken Holdings, Inc.	1,490	30,880
Goldcrest Co. Ltd.	3,766	59,042
Hitachi Ltd.	11,466	595,957
Hoya Corp.	10,546	1,367,482
Ibiden Co. Ltd.	3,304	184,629
Idemitsu Kosan Co. Ltd.	7,498	192,111
Itochu Corp.	17,128	550,262
JEOL Ltd.	1,700	92,688
Keyence Corp.	2,580	1,323,340
Kobayashi Pharmaceutical Co. Ltd.	800	62,298
Koshidaka Holdings Co. Ltd.	7,600	41,265
Kusuri No Aoki Holdings Co. Ltd.	636	37,939
Lasertec Corp.	3,464	777,105
Medikit Co. Ltd.	1,527	33,566
Minebea Mitsumi, Inc.	17,430	426,522
Miroku Jyoho Service Co., Ltd.	1,654	17,309
Misumi Group, Inc.	22,909	743,211
Mitsubishi Estate Co. Ltd.	9,432	135,844
Mitsubishi UFJ Financial Group, Inc.	114,252	692,514
Mitsuboshi Belting Ltd.	1,408	25,963
Mitsui Fudosan Co. Ltd.	6,894	147,789
Nabtesco Corp.	1,911	59,736
Nagaileben Co. Ltd.	3,243	59,247
Nihon Parkerizing Co. Ltd.	9,196	83,360
NS Tool Co. Ltd.	3,054	37,747
NSD Co. Ltd.	1,900	32,452
OBIC Co. Ltd.	2,301	380,175
ORIX Corp.	27,046	557,881
OSG Corp.	10,850	191,017
Paramount Bed Holdings Co. Ltd.	2,000	33,282
Poletowin Pitcrew Holdings, Inc.	2,523	20,695
ProNexus, Inc.	2,187	20,876
Recruit Holdings Co. Ltd.	33,202	1,641,129
Renesas Electronics Corp. (b)	19,592	224,854
San-Ai Oil Co. Ltd.	4,067	33,145
Shin-Etsu Chemical Co. Ltd.	4,100	685,969
Shiseido Co. Ltd.	3,061	154,409
SHO-BOND Holdings Co. Ltd.	9,982	437,115
Shoei Co. Ltd.	3,552	136,768
SK Kaken Co. Ltd.	153	49,631
SoftBank Group Corp.	6,364	281,922
Software Service, Inc.	409	20,826
Sony Group Corp.	5,198	581,492
Sumitomo Mitsui Financial Group, Inc.	15,489	557,929
Suzuki Motor Corp.	7,882	335,569
The Monogatari Corp.	538	29,237
TIS, Inc.	1,200	31,561
Tocalo Co. Ltd.	3,158	38,376
Tokio Marine Holdings, Inc.	10,023	598,109
Tokyo Electron Ltd.	289	141,359
Toyota Motor Corp.	78,107	1,543,643
USS Co. Ltd.	17,007	277,566
Welcia Holdings Co. Ltd.	1,142	30,843
YAKUODO Holdings Co. Ltd.	1,200	24,333
Yamada Consulting Group Co. Ltd.	2,000	19,075
TOTAL JAPAN		19,559,490
Kenya - 0.2%
Safaricom Ltd.	694,504	225,592
Korea (South) - 3.7%
BGF Retail Co. Ltd.	249	33,725
Hyundai Motor Co.	2,551	411,111
POSCO	1,664	372,175
Samsung Electronics Co. Ltd.	63,514	3,949,972
Shinhan Financial Group Co. Ltd.	24,900	797,418
TOTAL KOREA (SOUTH)		5,564,401
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	12,820	380,806
Stabilus SA	400	26,937
TOTAL LUXEMBOURG		407,743
Mexico - 0.9%
CEMEX S.A.B. de CV sponsored ADR (b)	77,072	471,681
Grupo Financiero Banorte S.A.B. de CV Series O	81,365	515,690
Wal-Mart de Mexico SA de CV Series V	111,604	379,480
TOTAL MEXICO		1,366,851
Netherlands - 4.2%
Aalberts Industries NV	6,442	393,800
AerCap Holdings NV (b)	3,220	202,860
Airbus Group NV (b)	10,460	1,335,671
ASML Holding NV (Netherlands)	3,825	2,590,651
IMCD NV	1,820	313,076
NN Group NV	9,339	522,630
Universal Music Group NV	13,499	333,279
Yandex NV Series A (b)	13,037	626,558
TOTAL NETHERLANDS		6,318,525
New Zealand - 0.1%
Auckland International Airport Ltd. (b)	25,641	121,715
Norway - 0.3%
Adevinta ASA Class B (b)	12,164	127,617
Kongsberg Gruppen ASA	2,174	65,885
Medistim ASA	1,018	35,154
Sbanken ASA (a)	1,152	12,261
Schibsted ASA (B Shares)	7,107	186,246
Volue A/S (b)	5,152	30,709
TOTAL NORWAY		457,872
Russia - 1.1%
LUKOIL PJSC sponsored ADR	10,848	971,443
Sberbank of Russia sponsored ADR	51,320	719,916
TOTAL RUSSIA		1,691,359
Singapore - 0.4%
United Overseas Bank Ltd.	27,561	615,952
South Africa - 0.5%
Clicks Group Ltd.	8,228	157,566
Impala Platinum Holdings Ltd.	35,943	554,128
Thungela Resources Ltd. (b)	2,007	12,025
TOTAL SOUTH AFRICA		723,719
Spain - 1.5%
Amadeus IT Holding SA Class A (b)	13,968	960,443
Banco Santander SA (Spain)	208,252	730,257
Cellnex Telecom SA (a)	9,450	428,516
Fluidra SA	1,559	49,642
Unicaja Banco SA (a)	75,496	77,390
TOTAL SPAIN		2,246,248
Sweden - 2.6%
Addlife AB	6,300	181,257
AddTech AB (B Shares)	14,721	272,322
ASSA ABLOY AB (B Shares)	33,526	918,013
Atlas Copco AB (A Shares)	17,700	1,047,593
Epiroc AB (A Shares)	19,492	415,942
Hemnet Group AB (b)	2,200	39,679
Investor AB (B Shares)	24,799	538,434
INVISIO AB	1,754	22,553
John Mattson Fastighetsforetag (b)	1,727	31,768
Lagercrantz Group AB (B Shares)	19,340	218,901
Sandvik AB	8,022	211,256
Stillfront Group AB (b)	4,400	21,416
TOTAL SWEDEN		3,919,134
Switzerland - 4.7%
Nestle SA (Reg. S)	15,449	1,995,059
Novartis AG	5,386	467,987
Roche Holding AG (participation certificate)	5,527	2,138,946
Schindler Holding AG:
(participation certificate)	843	211,580
(Reg.)	139	34,871
Swiss Life Holding AG	450	289,625
Tecan Group AG	154	74,877
Temenos Group AG	1,194	143,119
UBS Group AG	43,006	802,922
Zurich Insurance Group Ltd.	1,751	837,518
TOTAL SWITZERLAND		6,996,504
Taiwan - 4.6%
Addcn Technology Co. Ltd.	4,676	38,568
ECLAT Textile Co. Ltd.	20,680	459,138
HIWIN Technologies Corp.	67,711	656,116
Taiwan Semiconductor Manufacturing Co. Ltd.	185,639	4,295,742
Unified-President Enterprises Corp.	171,335	420,269
Unimicron Technology Corp.	53,155	398,805
Yageo Corp.	29,310	499,919
TOTAL TAIWAN		6,768,557
United Kingdom - 5.5%
Alliance Pharma PLC	45,433	66,505
Anglo American PLC (United Kingdom)	16,671	734,949
AstraZeneca PLC (United Kingdom)	4,850	564,191
Avon Rubber PLC	2,932	45,069
Barratt Developments PLC	36,499	303,564
Beazley PLC (b)	22,879	151,898
Bodycote PLC	6,926	74,484
BP PLC	191,052	990,399
Clarkson PLC	1,679	74,729
Compass Group PLC	29,600	672,739
Dechra Pharmaceuticals PLC	7,291	409,529
DP Poland PLC (b)	86,864	6,411
Helios Towers PLC (b)	11,000	22,739
Howden Joinery Group PLC	6,411	70,729
Imperial Brands PLC	10,217	242,244
InterContinental Hotel Group PLC ADR (b)	4,517	301,013
Lloyds Banking Group PLC	873,845	606,424
Rightmove PLC	40,850	360,032
Shell PLC ADR	24,171	1,242,389
Spectris PLC	11,651	531,678
Spirax-Sarco Engineering PLC	1,387	250,015
Standard Chartered PLC (United Kingdom)	65,555	477,421
Ultra Electronics Holdings PLC	979	38,409
TOTAL UNITED KINGDOM		8,237,560
United States of America - 5.4%
Alphabet, Inc. Class A (b)	172	465,444
Autoliv, Inc.	3,083	305,340
Black Knight, Inc. (b)	2,518	187,843
Lam Research Corp.	1,395	822,938
Marsh & McLennan Companies, Inc.	5,445	836,570
MasterCard, Inc. Class A	1,565	604,685
Moody's Corp.	2,037	698,691
Morningstar, Inc.	399	114,677
MSCI, Inc.	1,322	708,751
NICE Systems Ltd. sponsored ADR (b)	2,233	571,782
Otis Worldwide Corp.	2,500	213,575
PriceSmart, Inc.	2,161	154,317
ResMed, Inc.	3,410	779,526
S&P Global, Inc.	1,742	723,313
Sherwin-Williams Co.	1,862	533,482
Visa, Inc. Class A	1,619	366,169
TOTAL UNITED STATES OF AMERICA		8,087,103
TOTAL COMMON STOCKS (Cost $114,124,271)		143,663,835

Preferred Stocks - 2.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (b)(c)(d)	687	102,129
Nonconvertible Preferred Stocks - 2.1%
Brazil - 1.6%
Ambev SA sponsored ADR	179,183	507,088
Itau Unibanco Holding SA	172,823	824,393
Petroleo Brasileiro SA - Petrobras sponsored ADR	82,590	1,102,577
		2,434,058
Germany - 0.5%
Porsche Automobil Holding SE (Germany)	6,272	587,366
Sartorius AG (non-vtg.)	185	99,877
		687,243
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,121,301
TOTAL PREFERRED STOCKS (Cost $2,485,422)		3,223,430

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e) (Cost $1,585,832)	1,585,521	1,585,838

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $118,195,525)	148,473,103
NET OTHER ASSETS (LIABILITIES) - 0.2%	296,423
NET ASSETS - 100.0%	148,769,526

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,839,154 or 1.9% of net assets.

(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $102,129 or 0.1% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	75,277

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	2,577,488	13,469,899	14,461,549	438	-	-	1,585,838	0.0%
Total	2,577,488	13,469,899	14,461,549	438	-	-	1,585,838

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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